Cover page	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	CSX CORP
Entity Incorporation, State or Country Code	VA
Entity File Number	1-8022
Entity Tax Identification Number	62-1051971
Entity Address, Address Line One	500 Water Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	359-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	CSX
Security Exchange Name	NASDAQ
Entity Central Index Key	0000277948
Amendment Flag	false